Earnings Per Share (Tables)	9 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Reconciliations of Basic and Diluted Earnings Per Share of Class A Common Stock

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock:

	Three Months Ended December 31, 2020	Period from IPO date to December 31, 2020
(in thousands, except share and per share amounts)
Numerator:
Net income attributable to StepStone Group Inc. – Basic	$25,578	$24,788
Incremental income from assumed vesting of RSUs	877	820
Incremental income from assumed vesting and exchange of Class B2 units	2,014	1,948

Net income attributable to StepStone Group Inc. – Diluted	$28,469	$27,556

Denominator:
Weighted-average shares of Class A common stock outstanding – Basic	29,237,500	29,237,500
Assumed vesting of RSUs	1,012,657	977,400
Assumed vesting and exchange of Class B2 units	2,454,818	2,449,298

Weighted-average shares of Class A common stock outstanding – Diluted	32,704,975	32,664,198

Net income per share of Class A common stock:
Basic	$0.87	$0.85
Diluted	$0.87	$0.84